Non Purchased Loans - Changes in Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Loan	Dec. 31, 2020 USD ($) Loan	Dec. 31, 2019 USD ($) Loan
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	1	3	3
Principal paydowns, Recorded Investment	$ (112)	$ (382)	$ (287)
Additional loans with concessions, Recorded Investment		$ 2,113	2,495
Post-Modification Outstanding Recorded Investment	$ 213		$ 2,782
OREO [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	2
Debt Restructuring Reclassifications	$ (1,788)